Share-Based Instruments - Part 3 (Details) - Restricted Stock Units Program - DKK (kr)		6 Months Ended		12 Months Ended
	Feb. 23, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Apr. 30, 2021	Mar. 31, 2019	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of stock repurchase plan authorized					kr 500,000	kr 500,000	kr 500,000
Number of shares authorized to be repurchased	200,000				500,000	500,000	500,000
Repurchased shares			0	225,000
Repurchased values				kr 225,000
Percentage of share capital	0.30%
Treasury stock shares		299,206
Purchase of treasury shares	kr (447,000,000)